FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Trade payables and payables to merchants	₺ 14,973,751	₺ 15,250,729
Lease liabilities	992,769	399,053
Bank borrowings	1,682,686	268,949
Wallet deposits	177,607	272,027
Due to related parties	12,941	6,697
Total	17,839,754	16,197,455
Contractual undiscounted cash flow
Trade payables and payables to merchants	15,241,294	15,564,280
Lease liabilities	1,764,623	531,824
Bank borrowings	1,793,294	271,975
Wallet deposits	177,607	272,027
Due to related parties	12,941	6,697
Total	18,989,759	16,646,803
Up to 3 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	14,082,263	14,848,597
Lease liabilities	166,194	95,665
Bank borrowings	1,725,596	259,330
Wallet deposits	177,607	272,027
Due to related parties	12,941	6,697
Total	16,164,601	15,482,316
3 - 12 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	1,159,031	715,683
Lease liabilities	462,237	186,667
Bank borrowings	67,698	8,387
Total	1,688,966	910,737
1 - 5 years
Contractual undiscounted cash flow
Lease liabilities	1,136,192	249,492
Bank borrowings		4,258
Total	₺ 1,136,192	₺ 253,750